Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)	22,820	11,847	17,701	1
Restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)	5,770	36,141	34,227
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	10	10	10	1,288
Warrants to purchase common stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	139,047	135,547	139,047	269,669